UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5047

Aquila Tax-Free Fund of Colorado
(formerly, Tax-Free Fund of Colorado)
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/13

Date of reporting period: 9/30/13

FORM N-CSRS

ITEM1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2013

Aquila Tax-Free Fund of Colorado “Asset Allocation - A Strategy For All Seasons” Serving Colorado investors for over 25 years

November, 2013

Dear Fellow Shareholder:

     As many of our shareholders are aware, interest rates and the price of bonds (and, in turn, the share price of bond funds) are inversely related. Hence, as interest rates decline, the share price of the bond funds in the Aquila Group generally increases. And, as interest rates increase, the funds’ share price declines. This is an almost inevitable dynamic of the economic cycle. And, since your investment in one of the Aquila bond funds should be viewed as long-term in nature, you are likely to experience both the ups and downs of investing.

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Fund’s share price, we do take steps that attempt to minimize the volatility of such movement. We believe that having your Fund’s portfolio constructed of high-quality securities, together with both short and long-term maturities (to gain stability from the shorter-term maturities and higher yields from the longer-term maturities), will hopefully help to lessen the fluctuations in the overall performance of your investment in the Fund. Thus, we seek to minimize the volatility of share price movements over the life of your investment – making the ups and downs less dramatic than with other types of investments.

     While fluctuation in share price over the life of your investment is inevitable, we believe you will be in a better overall position to weather any particular economic situation if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

     As you may know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to potentially lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family want to achieve).

     Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although there is no simple formula that can identify the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio across exposure to stocks, fixed-income, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on headlines.

     A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

Sincerely, Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (25.3%)	and Fitch	Value

	Hospital (0.7%)
	Rangely, Colorado Hospital District
	Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,238,960

	Metropolitan District (4.0%)
	Fraser Valley, Colorado Metropolitan
	Recreational District
1,875,000	5.000%, 12/01/25 (pre-refunded)	NR/A/NR	2,170,762
	Hyland Hills Metro Park & Recreation
	District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	818,536
	Meridian Metropolitan District,
	Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,756,021
	North Metro Fire Rescue District,
	Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,288,740
	Park Creek Metropolitan District,
	Colorado Revenue Refunding &
	Improvement - Senior Property Tax
	Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA-/BBB	2,200,080
	Poudre Tech Metropolitan District,
	Colorado Unlimited Property Tax
	Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA-/NR	1,969,025
	Stonegate Village Metropolitan District,
	Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A/NR	531,635
900,000	5.000%, 12/01/24 NPFG Insured	Baa1/A/NR	955,260
	Total Metropolitan District		11,690,059

	School Districts (19.6%)
	Adams County, Colorado School
	District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,076,230
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,189,180

1 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	Adams & Arapahoe Counties,
	Colorado Joint School District #28J
$2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	$3,001,675
1,000,000	5.000%, 12/01/24	Aa2/NR/NR	1,154,790
	Adams & Weld Counties, Colorado
	School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,205,594
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,292,360
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,082,700
	Arapahoe County, Colorado School
	District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,620,612
	Boulder Larimer & Weld Counties,
	Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA-/NR	1,357,058
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,662,435
	Denver, Colorado City & County
	School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,131,580
3,000,000	5.250%, 12/01/27	Aa2/AA-/AA+	3,420,960
	Eagle County School District, Colorado,
	Eagle, Garfield & Routt School
	District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,350,309
	El Paso County, Colorado School
	District #20
1,085,000	5.500%, 12/15/23 NPFG Insured
	(pre-refunded)	Aa2/NR/NR	1,096,512
	El Paso County, Colorado School
	District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,608,945

2 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	El Paso County, Colorado School
	District #20 Refunding
$1,945,000	4.375%, 12/15/23	Aa2/NR/NR	$2,154,457
	Gunnison Watershed, Colorado
	School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,153,781
	Ignacio School District, Colorado
	Ignacio School District #11JT
1,780,000	4.000%, 12/01/23	Aa2/AA-/NR	1,915,956
	Jefferson County, Colorado School
	District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured
	(pre-refunded)	Aa2/AA-/NR	3,431,160
	La Plata County, Colorado School
	District #9-R Durango Refunding
2,470,000	5.000%, 11/01/22	Aa2/NR/NR	2,866,163
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,345,690
	Larimer County, Colorado School
	District No. R-1, Poudre Refunding
	& Improvement
2,870,000	4.000%, 12/15/25	Aa2/NR/NR	3,037,522
	Larimer, Weld & Boulder Counties,
	Colorado School District No. R-2J,
	Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,643,385
	Mesa County, Colorado Valley School
	District No. 051, Grand Junction
	Refunding
3,170,000	5.000%, 12/01/22	Aa2/NR/NR	3,738,413
	Summit County, Colorado School
	District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa2/NR/NR	2,136,280
	Teller County, Colorado School District
	#2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured
	(pre-refunded)	Aa2/AA-/NR	1,334,309

3 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	Weld County, Colorado School
	District #2
$170,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA-/NR	$170,585
	Total School Districts		57,178,641

	Water & Sewer (1.0%)
	Central Colorado Water Conservancy
	District, Adams Morgan & Weld
	Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,341,254
	Parker, Colorado Water & Sanitation
	District Refunding, Douglas County,
	Series 2012
1,480,000	4.000%, 08/01/24	NR/AA-/NR	1,593,990
	Total Water & Sewer		2,935,244
	Total General Obligation Bonds		74,042,904

	Revenue Bonds (72.3%)

	Airport (3.5%)
	Denver, Colorado City & County
	Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,287,912
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,168,210
	Denver, Colorado City & County
	Airport Revenue System, Series A
	Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,839,360
	Walker Field, Colorado Public Airport
	Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,053,210
	Total Airport		10,348,692

	Electric (2.8%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,145,620

4 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Electric (continued)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
$1,000,000	4.000%, 11/15/26	Aa2/AA/AA	$1,035,690
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,020,470
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,444,494
	Colorado Springs, Colorado Utilities
	Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,233,480
	Colorado Springs, Colorado Utilities
	Revenue Subordinated Lien
	Improvement Series B
1,160,000	5.000%, 11/15/23 (pre-refunded)	Aa2/AA/AA	1,221,805
	Total Electric		8,101,559

	Higher Education (16.9%)
	Adams State College, Colorado
	Auxiliary Facilities Revenue
	Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,053,620
	Adams State College, Colorado
	Auxiliary Facilities Revenue
	Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,017,610
	Colorado Educational & Cultural
	Facility Authority, Regis University
	Project
1,695,000	5.000%, 06/01/24 Radian Insured
	(pre-refunded)	NR/NR/NR*	1,746,189
	Colorado Educational & Cultural
	Facility Authority, Student Housing -
	Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	2,995,344

5 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Colorado Educational & Cultural
	Facility Authority, University Corp.
	Atmosphere Project, Refunding
$1,700,000	5.000%, 09/01/22	A2/A+/NR	$1,864,033
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,697,784
	Colorado Educational & Cultural
	Facility Authority Revenue,
	University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	885,518
	Colorado Educational & Cultural Facility
	Authority Revenue Refunding,
	University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,114,050
	Colorado Educational & Cultural Facility
	Authority Revenue Refunding,
	University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG/ FGIC
	Insured (pre-refunded)	A1/A+/NR	3,417,285
	Colorado Educational & Cultural
	Facility Authority, University of
	Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,813,163
	Colorado School of Mines Enterprise
	Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,550,099
	Colorado State Board of Governors
	University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,583,268
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA-/NR	974,900
	Colorado State COP University of
	Colorado at Denver Health Sciences
	Center Fitzsimons Academic
	Projects Series B
3,135,000	5.250%, 11/01/25 NPFG
	(pre-refunded)	Baa2/AA-/NR	3,451,353
	Mesa State College, Colorado Auxiliary
	Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee,
	Inc. Insured (pre-refunded)	A2/NR/NR	1,076,080

6 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Mesa State College, Colorado Auxiliary
	Facilities Enterprise (continued)
$2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	$2,383,520
	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,193,660
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,143,020
	University of Colorado Enterprise
	System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,786,966
	University of Colorado Enterprise
	System, Refunding & Improvement
50,000	5.000%, 06/01/24 NPFG/ FGIC
	Insured	Aa2/AA-/NR	52,606
	University of Northern Colorado
	Greeley Institutional Enterprise
	Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,065,317
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,162,323
	University of Northern Colorado
	Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	A1/AA-/NR	1,049,590
	Western State College, Colorado
	Institutional Enterprise, SHEIP,
	Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,258,368
	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,075,009
	Total Higher Education		49,410,675

	Hospital (10.5%)
	Colorado Health Facility Authority
	Hospital Revenue, Adventist
	Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA	2,669,150
	Colorado Health Facility Authority
	Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa3/AA-/AA-	1,055,890

7 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Colorado Health Facility Authority
	Hospital Revenue, Evangelical
	Lutheran Project Refunding
$1,575,000	5.250%, 06/01/19	A3/A-/NR	$1,668,240
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,039,140
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,040,120
	Colorado Health Facility Authority
	Hospital Revenue, NCMC, Inc.
	Project
2,000,000	5.250%, 05/15/26 Series A AGMC
	Insured	NR/AA-/A+	2,086,720
	Colorado Health Facility Authority
	Hospital Revenue, Poudre Valley
	Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A1/A+/A+	4,865,910
	Colorado Health Facility Authority
	Hospital Revenue Refunding,
	Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa3/AA-/AA-	2,239,100
	Colorado Health Facility Authority
	Hospital Revenue, Valley View
	Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB+/NR	1,547,940
	Colorado Health Facility Authority,
	Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa3/AA-/AA-	2,231,020
1,000,000	6.000%, 10/01/23	Aa3/AA-/AA-	1,144,170
	Colorado Health Facility Authority,
	Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,272,700
	Denver, Colorado Health & Hospital
	Authority Healthcare, Series A
	Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,134,020
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,584,195
	Park Hospital District Larimer County,
	Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGC Insured	A3/AA-/NR	1,038,836
	Total Hospital		30,617,151

8 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
 SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (1.3%)
	Colorado Housing & Finance Authority
$50,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	$51,250
	Colorado Housing & Finance Authority,
	Single Family Mortgage Class II
680,000	5.500%, 11/01/29	Aaa/AAA/NR	687,684
	Colorado Housing Finance Authority,
	Single Family Mortgage Class III
	Series A-5
2,495,000	5.000%, 11/01/34	A2/A/NR	2,537,415
	Colorado Housing and Finance
	Authority, Multi-Family Project
	C1-II Series A-2
435,000	5.400%, 10/01/29	Aa2/AA/NR	454,514
	Total Housing		3,730,863

	Lease (17.7%)
	Adams 12 Five Star Schools, Colorado
	COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,858,942
500,000	5.000%, 12/01/25	Aa3/A+/NR	533,650
	Adams County, Colorado Corrections
	Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,713,920
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,284,264
	Aurora, Colorado COP, Refunding
	Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,621,065
	Brighton, Colorado COP Refunding
	Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA-/NR	1,998,030
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,049,120
	Colorado Educational & Cultural
	Facilities Authority, Aurora Academy
	Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee,
	Inc. Insured	NR/A/NR	1,310,182

9 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Colorado Educational & Cultural
	Facilities Authority, Ave Maria
	School Project Refunding
$1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	$918,670
	Colorado Educational & Cultural
	Facilities Authority, Charter School -
	James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA-/NR	3,045,810
	Colorado Educational & Cultural
	Facilities Authority, Peak to Peak
	Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee,
	Inc. Insured	NR/A/NR	1,520,220
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,240,330
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,583,183
	Colorado State Higher Education
	Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,362,160
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,837,368
	Denver, Colorado City and County
	COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,228,167
	Douglas County, Colorado School
	District No. RE-1 Douglas & Elbert
	Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,193,234
	El Paso County, Colorado COP
	(Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,909,253
	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured
	(pre-refunded)	Aa1/NR/NR	3,110,328
	Fremont County, Colorado COP
	Refunding & Improvement Series A
695,000	5.000%, 12/15/18 NPFG Insured
	(pre-refunded)	Baa1/NR/NR	701,609

10 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Fremont County, Colorado COP
	Refunding & Improvement Series A,
	Unrefunded Portion
$1,380,000	5.000%, 12/15/18 NPFG Insured	Baa1/NR/NR	$1,388,666
	Garfield County, Colorado COP Public
	Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,050,950
	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,075,662
	Pueblo, Colorado COP (Police
	Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA-/NR	2,406,595
	Rangeview Library District Project,
	Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA-/NR	2,346,799
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA-/NR	1,046,470
	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA-/NR	1,591,459
	Total Lease		51,926,106

	Sales Tax (8.1%)
	Boulder, Colorado General Fund
	Capital Improvement Projects
2,435,000	4.000%, 10/01/24	Aa1/AA+/NR	2,655,806
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,390,020
	Boulder County, Colorado Open Space
	Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured
	(pre-refunded)	A2/AA/NR	1,587,885
	Castle Rock, Colorado Sales & Use
	Tax Revenue
1,015,000	4.000%, 06/01/25	Aa3/AA-/NR	1,055,417
	Commerce City, Colorado Sales & Use
	Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,043,840
	Denver, Colorado City & County Excise
	Tax Revenue Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA-/AA-	4,665,440

11 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Sales Tax (continued)
	Grand Junction, Colorado General Fund
$1,900,000	5.000%, 03/01/23	NR/AA/NR	$2,188,914
	Greeley, Colorado Sales & Use Tax
	Refunding
2,170,000	4.000%, 10/01/22	Aa3/AA/NR	2,388,042
	Gypsum County, Colorado Sales Tax
	& General Fund Revenue
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA-/NR	1,737,523
	Park Meadows Business Implementation
	District, Colorado Shared Sales Tax
	Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,565,805
	Pueblo, Colorado Urban Renewal
	Authority, Refunding & Improvement,
	Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,326,513
	Westminster, Colorado Economic
	Development Authority, Mandalay
	Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,117,730
	Total Sales Tax		23,722,935

	Transportation (1.3%)
	Regional Transportation District,
	Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A-/A+	3,771,145

	Water & Sewer (9.2%)
	Aurora, Colorado Water Improvement
	Revenue First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,360,487
	Broomfield, Colorado Sewer and Waste
	Water Revenue
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,106,634
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA-/NR	1,737,271
	Broomfield, Colorado Water Activity
	Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,879,616

12 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	Colorado Water Resource & Power
	Development Authority
$2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/NR/NR	$2,743,614
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/NR/NR	1,897,498
	Denver, Colorado City and County
	Board Water Commissioners Master
	Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aa1/AAA/AAA	1,093,480
	Erie, Colorado Water Enterprise
	Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	1,061,150
	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	NR/AA/NR	2,005,843
	Metro Wastewater Reclamation District,
	Colorado Sewer Improvement Bonds
1,140,000	5.000%, 04/01/25	Aa1/AAA/NR	1,313,542
	North Weld County, Colorado Water
	District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA-/NR	1,602,578
	Parker, Colorado Water & Sanitation
	District Water & Sewer Enterprise
	Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA-/NR	1,152,700
	Thorton, Colorado Water Enterprise
	Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,123,463
	Woodmoor, Colorado Water &
	Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,726,590
	Total Water & Sewer		26,804,466

	Miscellaneous Revenue (1.0%)
	Colorado Educational & Cultural
	Facility Authority, Independent
	School Revenue Refunding, Kent
	Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,010,830

13 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Miscellaneous Revenue (continued)
	Colorado Educational & Cultural
	Facility Authority, Independent
	School Revenue Refunding, Vail
	Mountain School Project
$1,820,000	6.000%, 05/01/30	NR/BBB-/NR	$1,861,514
	Total Miscellaneous Revenue		2,872,344

	Total Revenue Bonds		211,305,936

	Total Investments (cost $278,689,627
	– note 4)	97.6%	285,348,840
	Other assets less liabilities	2.4	6,859,008
	Net Assets	100.0%	$292,207,848

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Percent of
Portfolio Distribution by Quality Rating	Investments1
Aaa of Moody’s or AAA of S&P or Fitch	1.1%
Pre-Refunded bonds2/Escrowed to Maturity bonds	12.2
Aa of Moody’s or AA of S&P or Fitch	62.3
A of Moody’s or S&P or Fitch	19.6
Baa of Moody’s or BBB of S&P	3.6
Not rated*	1.2
100.0%

1	Where applicable, calculated using the highest rating of the three NRSROs.

2	Pre-refunded bonds are bonds for which U.S. Govenment Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

14 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

See accompanying notes to financial statements.

15 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2013 (unaudited)

ASSETS
Investments at value (cost $278,689,627)	$285,348,840
Cash	3,771,639
Interest receivable	3,884,093
Receivable for Fund shares sold	73,953
Other assets	17,647
Total assets	293,096,172
LIABILITIES
Payable for Fund shares redeemed	550,474
Dividends payable	209,180
Management fee payable	114,556
Distribution and service fees payable	5,682
Accrued expenses	8,432
Total liabilities	888,324
NET ASSETS	$292,207,848
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$281,979
Additional paid-in capital	286,289,240
Net unrealized appreciation on investments (note 4)	6,659,213
Accumulated net realized loss on investments	(1,085,408)
Undistributed net investment income	62,824
	$292,207,848
CLASS A
Net Assets	$211,641,231
Capital shares outstanding	20,427,031
Net asset value and redemption price per share	$10.36
Maximum offering price per share (100/96 of $10.36)	$10.79
CLASS C
Net Assets	$30,799,539
Capital shares outstanding	2,978,512
Net asset value and offering price per share	$10.34
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.34	*
CLASS Y
Net Assets	$49,767,078
Capital shares outstanding	4,792,399
Net asset value, offering and redemption price per share	$10.38

See accompanying notes to financial statements.

16 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2013 (unaudited)

Investment Income:

Interest income		$5,866,338

Expenses:

Management fees (note 3)	$780,125
Distribution and service fees (note 3)	228,580
Legal fees	79,212
Transfer and shareholder servicing agent fees	64,701
Trustees’ fees and expenses (note 8)	53,348
Shareholders’ reports and proxy statements	31,243
Custodian fees (note 6)	12,539
Auditing and tax fees	10,463
Insurance	7,845
Registration fees and dues	6,780
Chief compliance officer services (note 3)	2,755
Miscellaneous	22,122
Total expenses	1,299,713

Management fees waived (note 3)	(31,202)
Expenses paid indirectly (note 6)	(7)
Net expenses		1,268,504
Net investment income		4,597,834

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(961,619)
Change in unrealized appreciation on
investments	(12,530,626)
Net realized and unrealized gain (loss) on
investments		(13,492,245)
Net change in net assets resulting from
operations		$(8,894,411)

See accompanying notes to financial statements.

17 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Three Months Ended	Year Ended
	(unaudited)	March 31, 2013†	December 31, 2012
OPERATIONS:
Net investment income	$4,597,834	$2,338,820	$9,696,775
Net realized gain (loss) from
securities transactions	(961,619)	373,960	333,955
Change in unrealized
appreciation on investments	(12,530,626)	(3,083,288)	6,690,099
Change in net assets from
operations	(8,894,411)	(370,508)	16,720,829

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,403,807)	(1,736,579)	(7,502,001)

Class C Shares:
Net investment income	(361,170)	(189,076)	(759,993)

Class Y Shares:
Net investment income	(833,073)	(405,212)	(1,426,373)
Change in net assets from
distributions	(4,598,050)	(2,330,867)	(9,688,367)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	16,478,146	17,501,367	69,957,056
Reinvested dividends and
distributions	3,059,421	1,538,987	6,082,235
Cost of shares redeemed	(40,789,659)	(17,271,098)	(42,199,751)
Change in net assets from
capital share transactions	(21,252,092)	1,769,256	33,839,540
Change in net assets	(34,744,553)	(932,119)	40,872,002

NET ASSETS:
Beginning of period	326,952,401	327,884,520	287,012,518
End of period*	$292,207,848	$326,952,401	$327,884,520
*Includes undistributed net
investment income of:	$62,824	$63,040	$59,640

† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

18 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2013 (unaudited)

1. Organization

     Aquila Tax-Free Fund of Colorado (the “Fund”) (from inception until the close of business on October 11, 2013, the Fund operated under the name Tax-Free Fund of Colorado), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Fund’s fiscal and tax year end from December to March.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

19 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	285,348,840
Level 3 – Significant Unobservable Inputs	—
Total	$285,348,840

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

20 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2013, the Fund decreased undistributed net investment income by $4,550 and increased additional paid-in capital by $4,550 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% of net assets of the Fund. For the six months ended September 30, 2013, the Manager contractually waived fees to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement such that its fees are as follows: the annual rate shall be equivalent to 0.48 of 1% of net assets of the Fund up to $400 million; 0.46 of 1% of the Fund’s net assets above that amount to $1 billion and 0.44 of 1% of the Fund’s net assets above $1 billion. For the six months ended September 30, 2013, the Fund incurred management fees of $780,125 of which $31,202 was waived.

21 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1%. For the six months ended September 30, 2013, the Sub-Adviser agreed to waive its fee such that its annual rate of fees is at 0.18 of 1% of net assets of the Fund up to $400 million; 0.16 of 1% of net assets above $400 million up to $1 billion; and 0.14 of 1% of net assets above $1 billion.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund’s Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1%. For the six months ended September 30, 2013, distribution fees on Class A Shares amounted to $55,908 of which the Distributor retained $2,013.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $129,504. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $43,168. The total of these payments with respect to Class C Shares amounted to $172,672 of which the Distributor retained $37,981.

22 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2013, total commissions on sales of Class A Shares amounted to $132,541 of which the Distributor received $41,008.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2013, purchases of securities and proceeds from the sales of securities aggregated $6,001,412 and $27,683,163, respectively.

     At September 30, 2013, the aggregate tax cost for all securities was $278,623,404. At September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $10,551,986 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $3,826,550 for a net unrealized appreciation of $6,725,436.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

23 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended	Three Months
	September 30, 2013	Ended	Year Ended
	(unaudited)	March 31, 2013†	December 31, 2012
SHARES
Class A Shares:
Shares sold	787,633	507,580	2,894,074
Reinvested distributions	225,921	106,177	441,917
Shares redeemed	(2,158,123)	(1,045,819)	(2,121,503)
Net change	(1,144,569)	(432,062)	1,214,488
Class C Shares:
Shares sold	243,202	273,200	1,298,658
Reinvested distributions	27,679	13,570	53,102
Shares redeemed	(756,951)	(343,294)	(594,130)
Net change	(486,070)	(56,524)	757,630
Class Y Shares:
Shares sold	525,557	826,794	2,250,024
Reinvested distributions	38,974	22,029	65,822
Shares redeemed	(997,252)	(202,750)	(1,179,280)
Net change	(432,721)	646,073	1,136,566
Total transactions in
Fund shares	(2,063,360)	157,487	3,108,684
DOLLARS
Class A Shares:
Proceeds from shares sold	$8,310,227	$5,526,382	$31,428,019
Reinvested distributions	2,360,561	1,152,419	4,791,940
Cost of shares redeemed	(22,441,939)	(11,355,055)	(22,999,092)
Net change	(11,771,151)	(4,676,254)	13,220,867
Class C Shares:
Proceeds from shares sold	2,600,229	2,959,386	14,066,159
Reinvested distributions	288,782	147,008	574,611
Cost of shares redeemed	(7,930,847)	(3,710,789)	(6,408,991)
Net change	(5,041,836)	(604,395)	8,231,779
Class Y Shares:
Proceeds from shares sold	5,567,690	9,015,599	24,462,878
Reinvested distributions	410,078	239,560	715,684
Cost of shares redeemed	(10,416,873)	(2,205,254)	(12,791,668)
Net change	(4,439,105)	7,049,905	12,386,894
Total transactions in
Fund shares	$(21,252,092)	$1,769,256	$33,839,540

† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

24 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2013 there were 13 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2013 was $45,315. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2013, such meeting-related expenses amounted to $8,033.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2013, the Fund had capital loss carry forwards of $123,789 of which $55,212 expires in 2017 and $68,577 has no expiration and retains its character of short-term.

25 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

     The tax character of distributions was as follows:

	Three Months
	Ended	Year Ended December 31,
	March 31, 2013	2012	2011
Net tax-exempt income	$2,330,161	$9,687,040	$9,943,171
Ordinary income	709	1,327	–
	$2,330,870	$9,688,367	$9,943,171

     As of March 31, 2013 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$143,883
Unrealized appreciation	19,252,879
Other temporary differences	(267,672)
$19,129,090

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid and the tax treatment of market discount amortization.

11. Ongoing Development

     Beginning in December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

12. Subsequent Event

     At the close of business on October 11, 2013, the Fund was reorganized into a new series of Aquila Municipal Trust. Although the organization and name of the Fund has changed, the Fund’s investment objective, principal investment strategies, and investment management team remain unchanged.

26 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

					Class A
	Six Months
	Ended		Three Months		Year Ended December 31,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.80		$10.89		$10.63	$10.14	$10.39	$9.88	$10.23
Income (loss) from investment operations:
Net investment income(1)	0.16		0.08		0.35	0.39	0.40	0.40	0.40
Net gain (loss) on securities (both
realized and unrealized)	(0.44)		(0.09)		0.26	0.49	(0.25)	0.52	(0.34)
Total from investment operations	(0.28)		(0.01)		0.61	0.88	0.15	0.92	0.06
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.08)		(0.35)	(0.39)	(0.40)	(0.41)	(0.41)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.16)		(0.08)		(0.35)	(0.39)	(0.40)	(0.41)	(0.41)
Net asset value, end of period	$10.36		$10.80		$10.89	$10.63	$10.14	$10.39	$9.88
Total return(not reflecting sales charge)	(2.59	)%(2)	(0.10	)%(2)	5.85%	8.81%	1.38%	9.42%	0.57%
Ratios/supplemental data
Net assets, end of period (in millions)	$212		$233		$240	$221	$213	$213	$183
Ratio of expenses to average net assets	0.72	%(3)	0.70	%(3)	0.71%	0.75%	0.73%	0.77%	0.80%
Ratio of net investment income to
average net assets	3.04	%(3)	2.98	%(3)	3.27%	3.75%	3.81%	3.94%	3.90%
Portfolio turnover rate	2	%(2)	2	%(2)	15%	13%	14%	12%	25%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.74	%(3)	0.72	%(3)	0.73%	–	–	–	–
Ratio of net assets income to
average net assets	3.02	%(3)	2.96	%(3)	3.26%	–	–	–	–

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.72	%(3)	0.70	%(3)	0.71%	0.75%	0.73%	0.77%	0.79%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class C
	Six Months
	Ended		Three Months		Year Ended December 31,
	9/30/13(unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.78		$10.87		$10.61	$10.12	$10.37	$9.86	$10.21
Income (loss) from investment operations:
Net investment income(1)	0.11		0.05		0.25	0.29	0.30	0.30	0.30
Net gain (loss) on securities (both
realized and unrealized)	(0.44)		(0.09)		0.26	0.49	(0.25)	0.52	(0.34)
Total from investment operations	(0.33)		(0.04)		0.51	0.78	0.05	0.82	(0.04)
Less distributions (note 10):
Dividends from net investment income	(0.11)		(0.05)		(0.25)	(0.29)	(0.30)	(0.31)	(0.31)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.11)		(0.05)		(0.25)	(0.29)	(0.30)	(0.31)	(0.31)
Net asset value, end of period	$10.34		$10.78		$10.87	$10.61	$10.12	$10.37	$9.86
Total return(not reflecting CDSC)	(3.06	)%(2)	(0.33	)%(2)	4.86%	7.80%	0.42%	8.40%	(0.39)%
Ratios/supplemental data
Net assets, end of period (in millions)	$31		$37		$38	$29	$26	$14	$8
Ratio of expenses to average net assets	1.67	%(3)	1.65	%(3)	1.66%	1.70%	1.67%	1.71%	1.75%
Ratio of net investment income to
average net assets	2.09	%(3)	2.03	%(3)	2.31%	2.79%	2.83%	2.95%	2.95%
Portfolio turnover rate	2	%(2)	2	%(2)	15%	13%	14%	12%	25%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.69	%(3)	1.67	%(3)	1.68%	–	–	–	–
Ratio of net assets income to
average net assets	2.07	%(3)	2.01	%(3)	2.30%	–	–	–	–

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.67	%(3)	1.65	%(3)	1.66%	1.70%	1.67%	1.71%	1.74%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

28 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class Y
	Six Months
	Ended		Three Months		Year Ended December 31,
	9/30/13(unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.83		$10.92		$10.66	$10.16	$10.41	$9.90	$10.25
Income (loss) from investment operations:
Net investment income(1)	0.16		0.08		0.36	0.39	0.40	0.41	0.40
Net gain (loss) on securities (both
realized and unrealized)	(0.45)		(0.09)		0.26	0.50	(0.25)	0.51	(0.33)
Total from investment operations	(0.29)		(0.01)		0.62	0.89	0.15	0.92	0.07
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.08)		(0.36)	(0.39)	(0.40)	(0.41)	(0.42)
Distributions from capital gains	–		–		–	–	–	–	–
Total distributions	(0.16)		(0.08)		(0.36)	(0.39)	(0.40)	(0.41)	(0.42)
Net asset value, end of period	$10.38		$10.83		$10.92	$10.66	$10.16	$10.41	$9.90
Total return	(2.65	)%(2)	(0.08	)%(2)	5.89%	8.96%	1.44%	9.47%	0.63%
Ratios/supplemental data
Net assets, end of period (in millions)	$50		$57		$50	$37	$34	$24	$11
Ratio of expenses to average net assets	0.67	%(3)	0.65	%(3)	0.66%	0.70%	0.67%	0.72%	0.75%
Ratio of net investment income to
average net assets	3.09	%(3)	3.03	%(3)	3.31%	3.80%	3.85%	3.97%	3.96%
Portfolio turnover rate	2	%(2)	2	%(2)	15%	13%	14%	12%	25%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.69	%(3)	0.67	%(3)	0.68%	–	–	–	–
Ratio of net assets income to
average net assets	3.07	%(3)	3.01	%(3)	3.30%	–	–	–	–

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.67	%(3)	0.65	%(3)	0.66%	0.70%	0.67%	0.72%	0.74%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.
† Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31.
The information presented is for the period January 1, 2013 to March 31, 2013.

29 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(2.59)%	$1,000.00	$974.10	$3.56
Class C	(3.06)%	$1,000.00	$969.40	$8.24
Class Y	(2.65)%	$1,000.00	$973.50	$3.31

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.72%, 1.67% and 0.67% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.46	$3.65
Class C	5.00%	$1,000.00	$1,016.70	$8.44
Class Y	5.00%	$1,000.00	$1,021.71	$3.40

(1)
Expenses are equal to the annualized expense ratio of 0.72%, 1.67% and 0.67% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Aquila Tax-Free Fund of Colorado

Shareholder Meeting Results (unaudited)

     A Special Meeting of Shareholders of Tax-Free Fund of Colorado was held on September 17, 2013. The holders of shares representing 60% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes are presented below).

1. To act on an Agreement and Plan of Reorganization.

	Dollar Amount of Votes:

For	Against	Abstain
$165,500,194	$18,907,154	$6,223,911

32 | Aquila Tax-Free Fund of Colorado

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2013 the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at wwwsec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2013, $2,330,161 of dividends paid by Tax-Free Fund of Colorado, constituting 99.97% of total dividends paid during fiscal year 2013 were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2014, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2013 calendar year.

33 | Aquila Tax-Free Fund of Colorado

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in May and August, 2013. The independent Trustees met telephonically in August, 2013 and in person in September, 2013 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At a meeting held in September, 2013, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2014. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

34 | Aquila Tax-Free Fund of Colorado

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. They considered that Mr. Johns is based in Denver, Colorado and that he has a comprehensive understanding regarding the economy of the State of Colorado and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

     The Trustees considered that the Manager supervised and monitored the performance of the Fund’s service providers (including the Sub-Adviser). The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to funds in its product category (Morningstar Single-State Intermediate Municipal Bond Funds), funds in its peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Fund in size and investment style and that charge a front-end sales charge), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was less than the average annual total return of the funds in its peer group for the one, three, five and ten year periods ended March 31, 2013. However, the Trustees considered that the Fund’s average annual total return was equal to or in excess of the average annual total return of the funds its product category for the one, three, five and ten year periods ended March 31, 2013 and equal to or better than the average annual return of the benchmark index for the one and three year periods ended March 31, 2013. The Trustees considered that, as reflected in the Consultant’s Report, the Fund was less volatile than the average volatility of the funds in its product category (for the five year period ended March 31, 2013) and delivered satisfactory results on a risk-adjusted basis for the three and five year periods ended March 31, 2013 (as evidenced by its Sharpe ratio) when compared to the funds in its product category.

     The Trustees discussed the Fund’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s somewhat higher-quality portfolio and its historical intermediate maturity structure. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees considered these results to be consistent with the investment objectives of the Fund. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

35 | Aquila Tax-Free Fund of Colorado

Advisory and Sub-Advisory Fees and Fund Expenses.

     The information provided in the Consultant’s Report contained advisory fee and expense data for the Fund, for the funds in its product category (Morningstar Single-State Intermediate Municipal Bond Funds with similar operating structures), as well as data for the funds in the Fund’s peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Fund in size and investment style and that charge a front-end sales charge). The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager.

     The Trustees compared the advisory fee and expense data for the Fund to similar data with respect to funds in its product category and peer group. The Trustees considered that the Fund’s contractual advisory fee was lower than the average contractual advisory fee of the funds in its peer group (at the Fund’s current asset level) but higher than the asset-weighted average contractual advisory fee of the funds in its product category (at the Fund’s current asset level). They also noted that the Fund’s expenses were lower than the average actual expenses of the funds in both the product category and peer group.

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager or Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Manager and the Sub-Adviser each provided materials which showed the profitability to the Manager and the Sub-Adviser, respectively, of their services to the Fund, as well as material provided by the Manager which showed the profitability to Aquila Distributors, Inc. (the “Distributor”) of distribution services provided to the Fund.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees noted that the Distributor did not derive profits from its relationship with the Fund. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

36 | Aquila Tax-Free Fund of Colorado

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. Data provided in the Consultant’s Report to the Trustees showed that the Fund’s asset size had moderately increased during the past fiscal year. It was noted that as assets increase certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Fund. Additionally, the Trustees noted that the Sub-Adviser has agreed waive a portion of its sub-advisory fees and to introduce breakpoints in its fee which would be realized as the Fund grows. Under the fee waiver agreement, the Manager compensates the Sub-Adviser at the annual rate of 0.18 of 1% on the Fund’s net assets up to $400 million; 0.16% on assets above that amount to $1 billion in net assets and 0.14% on net assets thereafter, rather than the contractual sub-advisory fee at the annual rate of 0.20 of 1%. The Trustees considered that the Manager agreed to similarly waive its advisory fee so long as the Sub-Adviser waives its sub-advisory fees under the fee waiver. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

37 | Aquila Tax-Free Fund of Colorado

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
1600 Broadway, Suite 1100
Denver, Colorado 80202

Board of Trustees
     Anne J. Mills, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
     Lyle W. Hillyard
John C. Lucking
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Craig T. DiRuzzo, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM2.	CODE OF ETHICS.

Not applicable.

ITEM3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA TAX-FREE FUND OF COLORADO
(formerly, TAX-FREE FUND OF COLORADO)

By:	/s/ Diana P. Herrmann
President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 10 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 10 , 2013

AQUILA TAX-FREE FUND OF COLORADO
(formerly, TAX-FREE FUND OF COLORADO)

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.